Exceptional items - Additional information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 04, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Net finance expense			$ 235	$ 70	$ 213
Exceptional income tax credit (note 7)			22	29	25
Foreign exchange gain (loss)			(49)	93	(20)
Exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales, capacity realignment and investments programs expenses					4
SGA, transaction-related and other costs expenses				13	11
Exceptional operating items, after tax			312	6	17
Start-up related costs			30	7	4
Transaction related and other costs			242	13	11
Net finance expense			57		5
Exceptional income tax credit (note 7)			(17)	(14)	$ (3)
Service for the listing of the shares	$ 205
Loan forgiveness			4
Professional fees			41
Redemption premiums and issuance costs on related party borrowing			52
Interest expense on notes issuance		$ 5
Foreign exchange gain (loss)			(13)
Exceptional items | Promissory Note
Disclosure of reclassifications or changes in presentation [line items]
Foreign exchange gain (loss)			13
Exceptional items | Cares Act
Disclosure of reclassifications or changes in presentation [line items]
Exceptional income tax credit (note 7)				(6)
Americas | Exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales, capacity realignment and investments programs expenses				$ 7
Start-up related costs			21
Europe | Exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Start-up related costs			$ 9